Employee Benefit Arrangements - Net Periodic Benefit Costs (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Changes in Plan Assets and Benefit Obligations Recognized in AOCI:
Amortization of prior service (credit) cost	$ 10.3	[1]	$ 11.0	[1]
Total recognized in AOCI	10.3		11.0		21.4	(78.9)	3.9
Pension Plans
Net Periodic (Benefit) Costs:
Service cost	34.0		29.6		40.5	37.5	38.7
Interest cost	66.2		67.7		90.2	95.0	93.2
Expected return on plan assets	(75.9)		(68.4)		(92.6)	(81.6)	(70.3)
Amortization of prior service cost (credit)					(11.1)	(1.3)	0.4
Amortization of prior service cost (credit)	(7.8)		(8.5)		(10.4)
(Gain) loss recognized due to curtailments	0		(6.9)		(6.9)	0	3.5
Net loss (gain) recognition	0		115.2		170.0	163.3	45.4
Net periodic (benefit) costs	16.5		128.7		190.1	212.9	110.9
Other Changes in Plan Assets and Benefit Obligations Recognized in AOCI:
Prior service cost (credit)					0	(83.6)	0
Amortization of prior service (credit) cost					11.1	1.3	(0.4)
The effect of any curtailment or settlement					6.9	0	(0.1)
Total recognized in AOCI					18.0	(82.3)	(0.5)
Total recognized in net periodic (benefit) costs and AOCI					208.1	130.6	110.4
Amortization of prior service cost (credit)	(7.8)		(8.5)		(10.4)
Other Postretirement Benefits
Net Periodic (Benefit) Costs:
Service cost	0		0		0	(2.1)	0
Interest cost	0.1		1.1		1.7	2.6	2.7
Expected return on plan assets	0		0		0	0	0
Amortization of prior service cost (credit)					(3.4)	(3.4)	(4.4)
Amortization of prior service cost (credit)	(2.5)		(2.5)		(3.4)
(Gain) loss recognized due to curtailments	0		0		0	0	0
Net loss (gain) recognition	0		0.1		1.9	(5.5)	(1.4)
Net periodic (benefit) costs	(2.4)		(1.3)		0.2	(8.4)	(3.1)
Other Changes in Plan Assets and Benefit Obligations Recognized in AOCI:
Prior service cost (credit)					0	0	0
Amortization of prior service (credit) cost					3.4	3.4	4.4
The effect of any curtailment or settlement					0	0	0
Total recognized in AOCI					3.4	3.4	4.4
Total recognized in net periodic (benefit) costs and AOCI					3.6	(5.0)	1.3
Amortization of prior service cost (credit)	$ (2.5)		$ (2.5)		$ (3.4)

[1]	See the Employee Benefits Obligations Note to these Condensed Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.